SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Schedule of amortized cost and estimated fair value of securities

	Amortized	Gross Unrealized		Fair
December 31, 2012	Cost	Gains	Losses	Value
Available-for-sale securities
U.S. Government agencies	$143,897	$400	$280	$144,017
U.S. Government sponsored agency mortgage backed securities	131,917	1,856	55	133,718
States and political subdivisions	7,273	3,306	-	50,579
Corporate bonds	16,884	529	9	17,404
	339,971	6,091	344	$345,718
Held-to-maturity securities
States and political subdivisions	31,755	1,665	-	33,420

	Amortized	Gross Unrealized		Fair
December 31, 2011	Cost	Gains	Losses	Value
Available-for-sale securities
U.S. Government agencies	$58,793	$214	$6	$59,001
Mortgage backed securities	175,352	843	145	176,050
States and political subdivisions	56,452	3,494	-	59,946
Other securities	18,759	582	68	19,273
	$309,356	$5,133	$219	$314,270
Held-to-maturity securities
States and political subdivisions	$35,214	$2,061	$-	$37,275

Schedule of gross unrealized losses and fair value of the corporation's investments

December 31, 2012	Less than 12 months		12 months or Greater		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Type of Security	Value	Losses	Value	Losses	Value	Losses
US Government agencies	$68,979	$280	$-	$-	$68,979	$280
US Government sponsored agency mortgage
backed securities	12,881	55	-	-	12,881	55
Corporate bonds	1,719	9	-	-	1,719	9
	$83,579	$344	$-	$-	$83,579	$344

December 31, 2011	Less than 12 months		12 months or Greater		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Type of Security	Value	Losses	Value	Losses	Value	Losses
US Government agencies	$15,063	$6	$-	$-	$15,063	$6
Mortgage backed securities	40,792	145	-	-	40,792	145
Other securities	29,154	68	-	-	29,154	68
	$85,009	$219	$-	$-	$85,009	$219

Schedule of amortized cost and fair value of available-for-sale securities and held-to-maturity securities by contractual maturity

	Available for Sale		Held to Maturity
December 31, 2012	Amortized	Estimated	Amortized	Estimated
	Cost	Fair Value	Cost	Fair Value
Within one year	$6,198	$6,270	$3,188	$3,208
One to five years	16,802	17,586	7,987	8,384
Five to ten years	161,212	162,453	13,617	14,425
After ten years	23,842	25,691	6,963	7,403
Mortgage-backed securities	131,917	133,718	-	-
Total	$339,971	$ $345,718	$31,755	$33,420